Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000020055 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020055 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000020055 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	5.56%
C000020055 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	62.23%
C000020055 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.07%
C000020055 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	7.24%
C000020055 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020055 | AssetInvestments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	1.16%
C000020055 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020055 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.71%
C000020055 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.18%
C000020055 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.28%
C000020055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.86%
C000020055 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.21%
C000020053 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020053 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.74%
C000020053 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020053 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020053 | Energy
Holdings [Line Items]
Percent of Total Investments	6.17%
C000020053 | Financials
Holdings [Line Items]
Percent of Total Investments	24.72%
C000020053 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.22%
C000020053 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.08%
C000020053 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.79%
C000020053 | Materials
Holdings [Line Items]
Percent of Total Investments	3.43%
C000020053 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.63%
C000020053 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.71%
C000020053 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.64%
C000020053 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000020053 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000020057 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020057 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.29%
C000020057 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.62%
C000020057 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.81%
C000020057 | Financials
Holdings [Line Items]
Percent of Total Investments	9.26%
C000020057 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.51%
C000020057 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.65%
C000020057 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.87%
C000020057 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.08%
C000020057 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.82%
C000020057 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000087850 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087850 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.82%
C000087850 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.98%
C000087850 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.77%
C000087850 | Financials
Holdings [Line Items]
Percent of Total Investments	3.62%
C000087850 | Health Care
Holdings [Line Items]
Percent of Total Investments	30.73%
C000087850 | Industrials
Holdings [Line Items]
Percent of Total Investments	27.50%
C000087850 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.26%
C000087850 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.95%
C000087850 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.93%
C000087850 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.44%
C000020054 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020054 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.62%
C000020054 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.26%
C000020054 | Energy
Holdings [Line Items]
Percent of Total Investments	5.34%
C000020054 | Financials
Holdings [Line Items]
Percent of Total Investments	19.77%
C000020054 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.43%
C000020054 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.35%
C000020054 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.68%
C000020054 | Materials
Holdings [Line Items]
Percent of Total Investments	6.02%
C000020054 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.42%
C000020054 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.11%
C000020056 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020056 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.75%
C000020056 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.49%
C000020056 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.89%
C000020056 | Energy
Holdings [Line Items]
Percent of Total Investments	6.01%
C000020056 | Financials
Holdings [Line Items]
Percent of Total Investments	25.89%
C000020056 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.24%
C000020056 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.92%
C000020056 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.31%
C000020056 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020056 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.26%
C000020056 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.97%
C000020056 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.61%
C000020056 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000020056 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000139705 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000139705 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.77%
C000139705 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	53.41%
C000139705 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	3.55%
C000139705 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.32%
C000139705 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000139705 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.14%
C000139705 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.50%
C000139705 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.78%
C000139705 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.13%
C000139705 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000139705 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.68%
C000087852 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	11.85%
C000087852 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000087852 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	36.49%
C000087852 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.67%
C000087852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.31%
C000087852 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.83%
C000087852 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.35%
C000087852 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.41%
C000087852 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.62%
C000087852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.46%
C000020060 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.07%
C000020060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.45%
C000020060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.75%
C000020060 | Energy
Holdings [Line Items]
Percent of Total Investments	5.17%
C000020060 | Financials
Holdings [Line Items]
Percent of Total Investments	20.45%
C000020060 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.88%
C000020060 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.29%
C000020060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.90%
C000020060 | Materials
Holdings [Line Items]
Percent of Total Investments	3.99%
C000020060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.94%
C000020060 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.57%
C000020060 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.54%